WARRANTS (Details 1) (USD $)	Jun. 30, 2014	Dec. 31, 2013	Jun. 30, 2013	Dec. 31, 2012
Class of Warrant or Right [Line Items]
Warrants liability, Carrying Value	$ 1,891,397	$ 720,857
Fair Value, Inputs, Level 1 [Member]
Class of Warrant or Right [Line Items]
Warrants liability, Fair Value Measurement	0	0
Fair Value, Inputs, Level 2 [Member]
Class of Warrant or Right [Line Items]
Warrants liability, Fair Value Measurement	1,891,397	720,857	378,579	374,166
Fair Value, Inputs, Level 3 [Member]
Class of Warrant or Right [Line Items]
Warrants liability, Fair Value Measurement	$ 0	$ 0